Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP025 [Member]
Reconciliation of Financial Statements to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500 [Text Block]	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of net assets available for benefits per the financial statements to Form 5500:

	December 31,
	2025	2024
Net assets available for benefits, per the financial statements	$86,721,206	$76,612,299
Participant loans reported as deemed distributions	(46,090)	(39,498)
Net assets available for benefits, per Form 5500	$86,675,116	$76,572,801
The following is a reconciliation of deemed distributions of participant loans per the financial statements to Form 5500:

Year Ended
December 31, 2025
Certain deemed distributions of participant loans per the financial statements	$—
Add: Loans deemed distributed current year	46,090
Deduct: Loans deemed distributed prior year	(39,498)
Certain deemed distributions of participant loans per the Form 5500	$6,592
Amounts for certain deemed distributions of participant loans are recorded on the Form 5500 when the recordkeeper sends the participant a Form 1099. These amounts are not deducted from net assets available for benefits until such time as the participant has either paid off the loan or has been separated from service.